SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 29
2025 and thereafter	4
Total	$ 33	$ 98